FINANCIAL INSTRUMENTS (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended		6 Months Ended
	Jul. 14, 2022 $ / shares	Jan. 20, 2021 USD ($) $ / shares shares	Jan. 20, 2021 CNY (¥) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Initial exercise price | $ / shares	$ 0.623
Securities Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Aggregate of shares		3,960,000	3,960,000
Common shares at a price		1.85	1.85
Warrants exercisable shares		1,584,000	1,584,000
Initial exercise price | $ / shares		$ 2.35
Fair value gain loss		$ 1,427	¥ 9,246	$ 83	¥ 559	¥ 1,208